SUBSEQUENT EVENTS (Details Textual)		1 Months Ended
	Aug. 03, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 $ / shares shares	May 20, 2016 USD ($)	Jan. 20, 2016 USD ($)	Jun. 14, 2017 $ / shares shares	Feb. 07, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 24, 2016	Dec. 31, 2015 $ / shares shares	Jan. 08, 2015 $ / shares shares
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 3.50					$ 25.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						160,714					22,500
Severance Costs		$ 700,000
Maximum [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Loans Payable							$ 38,100,000
Minimum [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Loans Payable							31,000,000
Brushy Resources, Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares								2,542,397		2,542,397
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.00		$ 2,542,397
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								2,542,397		1.00
Long-term Line of Credit								$ 11,000,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Separation And Consulting Agreement For Services description	Pursuant to the terms of the Mirman Agreement, in satisfaction of any and all obligations under his employment agreement, and provided that Mr. Mirman does not exercise his right to revoke the Mirman Agreement within eight days of its execution, Mr. Mirman will receive the following severance payments, subject to applicable employer and employee withholding by the Company: (1) accrued benefits (including base salary, vacation pay and reimbursements) that are unpaid as of the Separation Date, (2) a lump-sum cash payment of $1,000,000, (3) premium payments for continuing COBRA coverage for 18 months or until Mr. Mirman obtains alternative coverage, whichever is earlier, and (4) reimbursement of reasonable attorneys’ fees incurred in connection with his separation. Any unvested shares of restricted stock or unvested stock options which were previously awarded to Mr. Mirman will vest on August 12, 2017.
Severance Costs	$ 1,000,000
Subsequent Event [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity							11,900,000
Subsequent Event [Member] | Maximum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable							38,100,000
Subsequent Event [Member] | Minimum [Member] | Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans Payable							$ 31,000,000
Subsequent Event [Member] | Brushy Resources, Inc [Member]
Subsequent Event [Line Items]
Increase Decrease In Refundable Deposit					$ 1,000,000
Refundable Deposit					$ 2,000,000
Stock Exchange Ratio									4.550916
Legal Fees				$ 30,000
Line of Credit Facility, Periodic Payment				79,772.64
Long-term Line of Credit				$ 18,938.11
Subsequent Event [Member] | June 2016 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							738,638
Subsequent Event [Member] | June 2016 Private Placement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 2.50
Subsequent Event [Member] | June 2016 Private Placement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.01
Subsequent Event [Member] | March 2017 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			2.6
Sale of Stock, Number of Shares Issued in Transaction | shares			5.2
Conversion of Stock, Shares Issued | shares			5.2
Sale of Stock, Price Per Share | $ / shares			$ 3.85
Share Price | $ / shares			$ 6.30